Stock Option - (Details) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended	12 Months Ended
	Dec. 28, 2015	Nov. 18, 2015	Mar. 15, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					26,667,410
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 2.7	$ 2.0	$ 2.7
Proceeds from Issuance of Warrants					$ 65,002
Class of Warrant or Right, that could be exercised on or prior to the date of completion of listing of shares					5,560,000
Shares Exercised					78,750	895,000	0
Total consideration from stock option exercised					$ 29	$ 37
Brilliant King, Poseidon and Union Sky
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				27,500,000		27,500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 2		$ 2
Proceeds from Issuance of Warrants				$ 55,000
Class of Warrant or Right, that could be exercised on or prior to the date of completion of listing of shares			7,500,000
Union Sky
Class of Warrant or Right [Line Items]
Class of Warrant or Right, expired			20,000,000
Brilliant King
Class of Warrant or Right [Line Items]
Class of Warrant or Right, exercised and remitted to the company	$ 12,000
Poseidon
Class of Warrant or Right [Line Items]
Class of Warrant or Right, exercised and remitted to the company	$ 3,000
Yes Yield Investments Limited
Class of Warrant or Right [Line Items]
Shares Exercised		3,700,000
Total consideration from stock option exercised		$ 10,000
Stock issued during period shares option agreement (in shares)					5,560,000
Options expiration date					Jun. 30, 2016